Debt (Details) - USD ($) $ / shares in Units, $ in Millions						1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 09, 2021	Jun. 21, 2021	Apr. 09, 2021	Nov. 20, 2020	Jun. 29, 2020	Apr. 30, 2020	Dec. 31, 2017	Feb. 29, 2016	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2017	Mar. 31, 2007
Debt (Details) [Line Items]
Interest expense										$ 1.3	$ 5.8
Amortization debt issuance costs										0.3	2.0
Net of amortization										0.1	0.5
Long-term debt										0.2	0.6
Amended and Restated Credit Agreement [Member]
Debt (Details) [Line Items]
Loss on extinguishment of debt									$ 5.2	5.2	$ 0.6
Maturity date					Dec. 31, 2022
Interest rate					12.00%
Net proceeds							$ 3.4	$ 35.0
Debt issuance costs								$ 0.8
Debt recorded							1.6
Additional capital							$ 0.2
Principal percentage				2.00%	3.00%
Amendment fee					$ 2.5
Additional interest					$ 1.4
Fair value exchange				$ 18.0
Payment of debt prepayment cost			$ 4.0	10.0
Amendment fees				$ 5.5
Fixed interest rate percentage				11.00%
Outstanding principal			$ 33.3
Amended and Restated Credit Agreement [Member] | Common Stock [Member]
Debt (Details) [Line Items]
Common stock (in Shares)							800,000
Reverse recapitalization (in Shares)							670,480				4,443,906
Shares issued (in Shares)							800,000
Amended and Restated Credit Agreement [Member] | Preferred Stock [Member]
Debt (Details) [Line Items]
Redeemable convertible preferred stock (in Shares)				2,651,179							2,651,179
Amended and Restated Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt (Details) [Line Items]
Annual floating interest rate								1.00%
Interest rate plus								12.50%
Amended and Restated Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt (Details) [Line Items]
Interest rate plus							12.50%
Amended and Restated Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt (Details) [Line Items]
Interest rate plus							8.86%
Convertible Debt [Member]
Debt (Details) [Line Items]
Loss on extinguishment of debt									$ 2.7	2.7
Aggregate amount													$ 2.0
Fixed interest rate												3.75%
Additional paid-in capital										0.1
Amortization of discount										0.1	$ 0.1
Interest expense										$ 0.1	$ 0.1
Convertible Debt [Member] | Common Stock [Member]
Debt (Details) [Line Items]
Preferred stock per share (in Dollars per share)										$ 3,720
Reverse recapitalization (in Shares)										571,642
Convertible Debt [Member] | Preferred Stock [Member]
Debt (Details) [Line Items]
Preferred stock per share (in Dollars per share)										$ 5,870
Paycheck Protection Program [Member]
Debt (Details) [Line Items]
Aggregate amount						$ 3.5
Maturity date						Apr. 13, 2022
Interest rate						0.98%
Accrued interest		$ 0.1
Prepayment [Member] | Amended and Restated Credit Agreement [Member]
Debt (Details) [Line Items]
Payment of debt prepayment cost				$ 2.5
Class B Common Stock [Member] | Amended and Restated Credit Agreement [Member]
Debt (Details) [Line Items]
Fair value of per share (in Dollars per share)							$ 12.35
Fair value issued							$ 9.9
Class B Common Stock [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Common stock (in Shares)	682,070									682,070